Assets Held for Sale_TheValuation Technique And Input Variables That Are Used To Measure The Fair Value Of Assets Held For Sale (Details) - Land and buildings	12 Months Ended
Dec. 31, 2017
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assests Held For Sale Line Items [Line Items]
Description Of How Thirdparty Information Was Taken Into Account When Measuring Fair Value Assets Held For Sale	The fair values of assets held for sale were measured by qualified independent appraisers with experience in valuing similar properties in the same area.
Description Of Assets Held For Sale Of Level Of Fair Value Hierarchy Within Which Fair Value Measurement Is Categorised	In addition, per the fair value hierarchy on Note 6.1, the fair value hierarchy of all investment properties has been categorized and classified as Level 3.
Market comparison approach model
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assests Held For Sale Line Items [Line Items]
Unobservable input	Adjustment index	[1]
Range of unobservable inputs	0.20~1.10%
Relationship of unobservable inputs to fair value	Fair value increases as the adjustment index rises.
Additional Discription Of Adjustment Index	Adjustment index is calculated using the real estate index or the producer price index, or land price volatility.	[1]
Market comparison approach model
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assests Held For Sale Line Items [Line Items]
Unobservable input	Adjustment ratio	[2]
Range of unobservable inputs	-20.00~0.00%
Relationship of unobservable inputs to fair value	Fair value decreases as the absolute value of adjustment index rises.
Additional Discription Of Adjustment Index	The Group adjusted the appraisal value by the adjustment ratio in the event the public sale is unsuccessful.	[2]

[1]	Adjustment index is calculated using the real estate index or the producer price index, or land price volatility.
[2]	The Group adjusted the appraisal value by the adjustment ratio in the event the public sale is unsuccessful.